                            Jacob Internet Fund Inc.

            Supplement dated November 23, 2004 to the Prospectus and
            Statement of Additional Information Dated January 3, 2004

This Supplement updates certain information contained in the Jacob Internet Fund
Inc.  Prospectus and Statement of Additional  Information dated January 3, 2004.
You should keep this Supplement with your Prospectus and Statement of Additional
Information  for  future  reference.  Additional  copies of the  Prospectus  and
Statement of  Additional  Information  may be obtained free of charge by calling
1-800-Jacob-fx (522-6239).

     Effective  January 1, 2005,  the Fund will impose a redemption fee of 2% on shares sold within 30 days  following  their  purchase  date. The redemption fee will be  calculated  as a  percentage  of the amount  redeemed  (using  standard rounding  criteria),  and may be  charged  when you sell your  shares or if your shares are  involuntarily  redeemed.  The fee will be  retained  by the Fund and generally withheld from redemption proceeds.